Employee Costs from Continuing Operations	12 Months Ended
Dec. 31, 2019
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Employee Costs from Continuing Operations
30. Employee Costs from Continuing Operations

	For the year ended December 31

	2019	2018
	$	$

Wages, salaries, and benefits	2,629.9	2,365.0
Pension costs	75.0	77.1
Share-based compensation (note 23)	18.1	5.3

Total employee costs	2,723.0	2,447.4

Direct labor	1,702.9	1,540.0
Indirect labor	1,020.1	907.4

Total employee costs	2,723.0	2,447.4
Direct labor costs include salaries, wages, and related fringe benefits (including pension costs) for labor hours directly associated with the completion of projects. Bonuses, share-based compensation, termination payments, and salaries, wages, and related fringe benefits (including pension costs) for labor hours not directly associated with the completion of projects are included in indirect labor costs. Indirect labor costs are included in administrative and marketing expenses in the consolidated statements of income. Included in pension costs is $73.0 (2018 – $70.5) related to defined contribution plans.